Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		1 Months Ended			12 Months Ended
	Nov. 30, 2022	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets [Line Items]
Prepaid expenses					$ 11,200
Amount of individual prepayment paid				$ 2,000
Consulting expenses					800
Reversed credit losses						$ 1,200
Interests-free loan				$ 6,000
Receivables					7,777
Total consideration		$ 9,600
Prepaid consideration					3,800
Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Receivables					7,000
Total consideration			$ 6,000
Remitted account designated					$ 3,800
NWTN [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interests	4.30%			4.30%
Interests-free loan	$ 1,000
NWTN [Member] | Third Party [Member]
Prepaid Expenses and Other Current Assets [Line Items]
Equity interests					0.40%